              As filed with the Securities and Exchange Commission.

                                                       `33 Act File No. 33-62659
                                                       `40 Act File No. 811-7357

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       Post-Effective Amendment No. 5       [x]
                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 6               [x]


                          NATIONWIDE VARIABLE ACCOUNT-8
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[X]   on October 4, 1999 pursuant to paragraph (b) of Rule 485


[ ]   60 days after filing pursuant to paragraph (a) of Rule 485

[ ]   on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                    1 of 103

                          NATIONWIDE VARIABLE ACCOUNT-8
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                    PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item   1.    Cover Page.................................................................................3
     Item   2.    Definitions................................................................................5
     Item   3.    Synopsis or Highlights....................................................................13
     Item   4.    Condensed Financial Information..........................................................N/A
     Item   5.    General Description of Registrant, Depositor, and Portfolio Companies.....................14
     Item   6.    Deductions and Expenses...................................................................17
     Item   7.    General Description of Variable Annuity Contracts.........................................18
     Item   8.    Annuity Period............................................................................28
     Item   9.    Death Benefit and Distributions...........................................................30
     Item  10.    Purchases and Contract Value..............................................................20
     Item  11.    Redemptions...............................................................................23
     Item  12.    Taxes.....................................................................................33
     Item  13.    Legal Proceedings.........................................................................40
     Item  14.    Table of Contents of the Statement of Additional Information..............................43

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.    Cover Page................................................................................53
     Item  16.    Table of Contents.........................................................................53
     Item  17.    General Information and History...........................................................53
     Item  18.    Services..................................................................................53
     Item  19.    Purchase of Securities Being Offered......................................................54
     Item  20.    Underwriters..............................................................................54
     Item  21.    Calculation of Performance Information....................................................54
     Item  22.    Annuity Payments..........................................................................55
     Item  23.    Financial Statements......................................................................56

Part C     OTHER INFORMATION
     Item  24.    Financial Statements and Exhibits.........................................................83
     Item  25.    Directors and Officers of the Depositor...................................................85
     Item  26.    Persons Controlled by or Under Common Control with the Depositor
                  Registrant................................................................................87
     Item  27.    Number of Contract Owners.................................................................98
     Item  28.    Indemnification...........................................................................98
     Item  29.    Principal Underwriter.....................................................................98
     Item  30.    Location of Accounts and Records.........................................................100
     Item  31.    Management Services......................................................................100
     Item  32.    Undertakings.............................................................................100

                                    2 of 103

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

   Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                  Account - 8

                 The date of this prospectus is October 1, 1999.
--------------------------------------------------------------------------------

The contracts described in this prospectus are only available in the State of New York. This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
  -   American Century VP Income & Growth
  -   American Century VP International
  -   American Century VP Value

DREYFUS
  -   The Dreyfus Socially Responsible Growth Fund, Inc.
  -   Dreyfus Variable Investment Fund - Capital Appreciation Portfolio

FEDERATED INSURANCE SERIES
  -   Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  -   VIP Equity-Income Portfolio: Service Class
  -   VIP Growth Portfolio: Service Class
  -   VIP High Income Portfolio: Service Class*
  -   VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  -   VIP II Contrafund Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
  -   VIP III Growth Opportunities Portfolio: Service Class

MORGAN STANLEY
  - Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio
  - Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
  -   Capital Appreciation Fund
  -   Government Bond Fund
  -   Money Market Fund
  -   Total Return Fund
  -   Nationwide Equity Income Fund (subadviser: Federated Investment
      Counseling)
  - Nationwide Global Equity Fund (subadviser: J.P. Morgan Investment Management Inc.)
  - Nationwide High Income Bond Fund (subadviser: Federated Investment Counseling)*
  -   Nationwide Mid Cap Index Fund (subadviser: The Dreyfus Corporation)
  - Nationwide Select Advisers Small Cap Growth Fund (subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC)
  -   Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)
  -   Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation,
  - Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Credit Suisse Asset Management, LLC)
  -   Nationwide Strategic Growth Fund (subadviser: Strong Capital Management
      Inc.)
  - Nationwide Strategic Value Fund (subadviser: Strong Capital Management Inc./Schafer Capital Management Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  -   AMT Guardian Portfolio
  -   AMT Mid-Cap Growth Portfolio*
  -   AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
  -   Oppenheimer Aggressive Growth Fund/VA

                                       1
                                    3 of 103

  -   Oppenheimer Capital Appreciation Fund/VA
  -   Oppenheimer Main Street Growth & Income Fund/VA

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  -   Capital Fund
  -   High Yield Bond Fund
  -   Investors Fund
  -   Total Return Fund

VAN ECK WORLDWIDE INSURANCE TRUST
  -   Worldwide Emerging Markets Fund
  -   Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
  -   Growth & Income Portfolio

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account - 8 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The Statement of Additional Information (dated October 1, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 41.

For general information or to obtain FREE copies of the:
  - Statement of Additional Information;
  - prospectus for any underlying mutual fund;
  - prospectus for the Guaranteed Term Options; and
  - required Nationwide forms,

call:   1-800-848-6331
        1-800-238-3035 (TDD)

or write:
       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 1-05-P1
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY IS NOT:
  - A BANK DEPOSIT              -   FEDERALLY INSURED
  - ENDORSED BY A BANK OR       -   AVAILABLE IN EVERY
  - GOVERNMENT AGENCY               STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

The contracts described in this prospectus are offered in the State of New York only. The contracts will be offered only until the State of New York Insurance Department approves an enhanced version of the contracts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    4 of 103

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract, any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account - 8, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    5 of 103

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF CONTRACT EXPENSES......................6

UNDERLYING MUTUAL FUND ANNUAL
      EXPENSES....................................7

EXAMPLE...........................................9

SYNOPSIS OF THE CONTRACTS........................11

FINANCIAL STATEMENTS.............................12

NATIONWIDE LIFE INSURANCE COMPANY................12

NATIONWIDE ADVISORY SERVICES, INC................12

INVESTING IN THE CONTRACT........................12
     The Variable Account and Underlying
        Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS..................15
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP...............................16
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................18
     Minimum Initial and Subsequent Purchase
        Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE..................................21

SURRENDER (REDEMPTION)...........................21
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE...................................22
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.......................................24

CONTRACT OWNER SERVICES..........................24
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................26

ANNUITIZING THE CONTRACT.........................26
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS...................................28
     Death of Contract Owner - Non-Qualified
        Contracts
     Death of Annuitant - Non-Qualified
        Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS...........................29
     Required Distributions for Non-Qualified
        Contracts
     Required Distributions for Tax Sheltered
        Annuities
     Required Distributions for Individual
        Retirement Annuities
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.......................31
     Federal Income Taxes
     IRAs and Tax Sheltered Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
        Skipping Transfer Taxes
     Puerto Rico
     Charge for Tax
     Diversification
     Tax Changes

                                    6 of 103

STATEMENTS AND REPORTS...........................37

YEAR 2000 COMPLIANCE ISSUES......................37

LEGAL PROCEEDINGS................................38

ADVERTISING......................................39

TABLE OF CONTENTS OF STATEMENT OF
   ADDITIONAL INFORMATION........................41

APPENDIX A: OBJECTIVES FOR UNDERLYING
   MUTUAL FUNDS..................................42

                                    7 of 103

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................7%(1)

Range of CDSC over time:

---------------------------------------------------------
     NUMBER OF COMPLETED YEARS             CDSC
      FROM DATE OF PURCHASE             PERCENTAGE
            PAYMENT
---------------------------------------------------------
               0                           7%
---------------------------------------------------------
               1                           6%
---------------------------------------------------------
               2                           5%
---------------------------------------------------------
               3                           4%
---------------------------------------------------------
               4                           3%
---------------------------------------------------------
               5                           2%
---------------------------------------------------------
               6                           1%
---------------------------------------------------------
               7                           0%
---------------------------------------------------------

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

      a) 10% of all purchase payments made to the contract; or

      b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity Plan.

VARIABLE ACCOUNT CHARGES(2)
(as a percentage of average account value)

Mortality and Expense Risk Charge..............1.25%
Administration Charge..........................0.15%
     Total Variable Account Charges............1.40%

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

                                    8 of 103


                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

-------------------------------------------------------------------------------------------------------------------
                                                            Management      Other        12b-1      Total Mutual
                                                               Fees        Expenses       Fees      Fund Expenses
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American         0.70%          0.00%       0.00%          0.70%
Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American         1.47%          0.00%       0.00%          1.47%
Century VP International
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American         1.00%          0.00%       0.00%          1.00%
Century VP Value
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.            0.75%          0.05%       0.00%          0.80%
-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital Appreciation       0.75%          0.05%       0.00%          0.80%
Portfolio
-------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund      0.23%          0.47%       0.00%          0.70%
II
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class,         0.49%          0.08%       0.10%          0.67%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                 0.59%          0.06%       0.10%          0.75%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class           0.58%          0.14%       0.10%          0.82%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class               0.74%          0.13%       0.10%          0.97%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service Class          0.59%          0.06%       0.10%          0.75%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:              0.59%          0.10%       0.10%          0.79%
Service Class
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.27%          1.03%       0.00%         1.30%
Emerging Markets Debt Portfolio
-------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                0.58%          0.22%       0.00%         0.80%
-------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.44%          0.22%       0.00%         0.66%
-------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%          0.21%       0.00%         0.55%
-------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        0.57%          0.21%       0.00%         0.78%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                            0.45%          0.50%       0.00%         0.95%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                            0.59%          0.61%       0.00%         1.20%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                         0.48%          0.47%       0.00%         0.95%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                            0.15%          0.50%       0.00%         0.65%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Small Cap Growth Fund         0.57%          0.73%       0.00%         1.30%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                          0.47%          0.58%       0.00%         1.05%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                            1.00%          0.25%       0.00%         1.25%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                         0.20%          0.80%       0.00%         1.00%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                          0.52%          0.48%       0.00%         1.00%
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                       0.85%          0.15%       0.00%          1.00%
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                 0.85%          0.15%       0.00%          1.00%
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                       0.78%          0.06%       0.00%          0.84%
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer              0.69%          0.02%       0.00%          0.71%
Aggressive Growth Fund/VA
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital      0.72%          0.03%       0.00%          0.75%
Appreciation Fund/VA
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main         0.74%          0.05%       0.00%          0.79%
Street Growth & Income Fund/VA
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc. - Capital         0.00%          1.00%       0.00%         1.00%
Fund
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc. - High Yield      0.00%          1.00%       0.00%         1.00%
Bond Fund
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc. - Investors       0.00%          1.00%       0.00%         1.00%
Fund
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc. - Total           0.00%          1.00%       0.00%         1.00%
Return Fund
-------------------------------------------------------------------------------------------------------------------

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


-------------------------------------------------------------------------------------------------------------------
                                                            Management      Other        12b-1      Total Mutual
                                                               Fees        Expenses       Fees      Fund Expenses
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging        0.69%          0.61%       0.00%         1.30%
Markets Fund
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard            1.00%          0.16%       0.00%          1.16%
Assets Fund
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real        1.00%          0.08%       0.00%          1.08%
Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio              0.51%          0.49%       0.00%          1.00%
-------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

-------------------------------------------------------------------------------------------------------------------
                                                              Management      Other                    Total Mutual
                                                                 Fees       Expenses    12b-1 Fees    Fund Expenses
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class             0.49%         0.09%        0.10%           0.68%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class                    0.59%         0.11%        0.10%           0.80%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class                  0.74%         0.17%        0.10%           1.01%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio: Service Class             0.59%         0.11%        0.10%           0.80%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service        0.59%         0.11%        0.10%           0.80%
Class
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -              0.80%         1.25%        0.00%           2.05%
Emerging Markets Debt Portfolio
-------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                  0.60%          0.22%        0.00%          0.82%
-------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                       0.50%          0.22%        0.00%          0.72%
-------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                          0.40%          0.21%        0.00%          0.61%
-------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                          0.59%          0.21%        0.00%          0.80%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                              0.80%          0.50%        0.00%          1.30%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                              1.00%          0.61%        0.00%          1.61%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                           0.80%          0.47%        0.00%          1.27%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                              0.50%          0.50%        0.00%          1.00%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Small Cap Growth Fund           1.10%          0.73%        0.00%          1.83%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                            0.90%          0.58%        0.00%          1.48%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                           0.90%          0.80%        0.00%          1.70%
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                            0.90%          0.48%        0.00%          1.38%
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc. - Capital Fund      0.85%          2.41%        0.00%          3.26%
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc. - High Yield        0.75%          1.29%        0.00%          2.04%
Bond Fund
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc. - Investors         0.70%          1.37%        0.00%          2.07%
Fund
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc. - Total Return      0.80%          2.10%        0.00%          2.90%
Fund
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging          1.00%          0.61%        0.00%          1.61%
Markets Fund
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets       1.00%          0.20%        0.00%          1.20%
Fund
-------------------------------------------------------------------------------------------------------------------

                                   10 of 103

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The chart reflects expenses of both the variable account and the underlying mutual funds. The chart reflects variable account charges of 1.40%. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.


--------------------------------------------------------------------------------------------------------------------------
                                  If you surrender your      If you do not surrender your      If you annuitize your
                                contract at the end of the    contract at the end of the     contract at the end of the
                                  applicable time period        applicable time period         applicable time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century Variable       85     113    144     250      22    68     117     250      *     68     117      250
Portfolios, Inc.- American
Century VP Income &Growth
--------------------------------------------------------------------------------------------------------------------------
American Century Variable       93     137    184     330      30    92     157     330      *     92     157      330
Portfolios, Inc.- American
Century VP International
--------------------------------------------------------------------------------------------------------------------------
American Century Variable       88     122    159     282      25    77     132     282      *     77     132      282
Portfolios, Inc.- American
Century VP Value
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            86     116    149     261      23    71     122     261      *     71     122      261
Responsible Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment     86     116    148     259      23    71     121     259      *     71     121      259
Fund - Capital Appreciation
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -    85     113    144     250      22    68     117     250      *     68     117      250
Federated Quality Bond Fund
II
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income      85     112    142     247      22    67     115     247      *     67     115      247
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth             86     115    146     256      23    70     119     256      *     70     119      256
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income        86     117    150     263      23    72     123     263      *     72     123      263
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  Overseas          88     122    158     279      25    77     131     279      *     77     131      279
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund      86     115    146     256      23    70     119     256      *     70     119      256
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         86     116    148     260      23    71     121     260      *     71     121      260
Opportunities Portfolio:
Service Class
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter      91     132    175     313      28    87     148     313      *     87     148      313
Universal Funds, Inc.-
Emerging Markets Debt
Portfolio
--------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation       86     116    149     261      23    71     122     261      *     71     122      261
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund       85     112    141     246      22    67     114     246      *     67     114      246
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          83     108    136     234      20    63     109     234      *     63     109      234
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          86     116    148     259      23    71     121     259      *     71     121      259
--------------------------------------------------------------------------------------------------------------------------

                                   11 of 103


--------------------------------------------------------------------------------------------------------------------------
                                  If you surrender your      If you do not surrender your      If you annuitize your
                                contract at the end of the    contract at the end of the     contract at the end of the
                                  applicable time period        applicable time period         applicable time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity          88     121    157     277      25    76     130     277      *     76     130      277
Income Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global          90     129    170     303      27    84     143     303      *     84     143      303
Equity Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income     88     121    157     277      25    76     130     277      *     76     130      277
Bond Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap         85     111    141     245      22    66     114     245      *     66     114      245
                                --     ---    ---     ---      --    --     ---     ---      -     --     ---      ---
Index Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select          91     132    175     313      28    87     148     313      *     87     148      313
Advisers Small Cap Growth
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap       89     124    162     287      26    79     135     287      *     79     135      287
Value Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           91     130    172     308      28    85     145     308      *     85     145      308
Company Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic       88     122    159     282      25    77     132     282      *     77     132      282
Growth Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic       88     122    159     282      25    77     132     282      *     77     132      282
Value Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-           88     122    159     282      25    77     132     282      *     77     132      282
Guardian Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Mid-Cap        88     122    159     282      25    77     132     282      *     77     132      282
Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-           87     117    151     265      24    72     124     265      *     72     124      265
Partners Portfolio
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    85     113    144     251      22    68     117     251      *     68     117      251
Funds - Oppenheimer
Aggressive Growth Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    86     115    146     256      23    70     119     256      *     70     119      256
Funds - Oppenheimer Capital
Appreciation Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    86     116    148     260      23    71     121     260      *     71     121      260
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable       88     122    159     282      25    77     132     282      *     77     132      282
Series Funds Inc. - Capital
Fund
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable       88     122    159     282      25    77     132     282      *     77     132      282
Series Funds Inc. - High
Yield Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable       88     122    159     282      25    77     132     282      *     77     132      282
Series Funds Inc. -
Investors Fund
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable       88     122    159     282      25    77     132     282      *     77     132      282
Series Funds Inc. - Total
Return Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     91     132    175     313      28    87     148     313      *     87     148      313
Trust- Worldwide Emerging
Markets Fund
--------------------------------------------------------------------------------------------------------------------------

                                   12 of 103


--------------------------------------------------------------------------------------------------------------------------
                                  If you surrender your      If you do not surrender your      If you annuitize your
                                contract at the end of the    contract at the end of the     contract at the end of the
                                  applicable time period        applicable time period         applicable time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     90     128    168     299      27    83     141     299      *     83     141      299
Trust- Worldwide Hard Assets
Fund
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment      89     125    164     290      26    80     137     290      *     80     137      290
Trust- Morgan Stanley Real
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          88     122    159     282      25    77     132     282      *     77     132      282
Growth & Income Portfolio
--------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts in the State of New York only. If the contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner(s)" will mean "participant(s)," unless the plan otherwise permits or requires the contract owner to exercise contract rights under the authority of the plan terms.

The contracts can be categorized as:

  -   Non-Qualified;

  - IRAs, with contributions rolled over or transferred from certain tax-qualified plans;

  -   Roth IRAs;

  - Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans;

  -   Charitable Remainder Trusts; and

  -   401(a) Investment-only Contracts.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------------------
                    MINIMUM INITIAL       MINIMUM
     CONTRACT       PURCHASE PAYMENT     SUBSEQUENT
       TYPE                               PAYMENTS
-------------------------------------------------------
Non-Qualified           $15,000            $1,000
-------------------------------------------------------
IRA                     $15,000            $1,000
-------------------------------------------------------
Roth IRA                $15,000            $1,000
-------------------------------------------------------
Tax Sheltered           $15,000            $1,000
Annuity
-------------------------------------------------------
Charitable                 $0                $0
Remainder Trust
-------------------------------------------------------
401(a)                  $100,000          $15,000
Investment-only
-------------------------------------------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annual rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for incurring administrative expenses related to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a

                                   13 of 103

CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-8 is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on August 13, 1995, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Annuities, Investment-only contracts, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or

                                   14 of 103
in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter after the maturity date.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will

                                   15 of 103
be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates(s) depending on the following categories of fixed account allocations:

  - New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

  - Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

  - Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

  - Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is

                                   16 of 103
compounded daily to achieve the stated effective yield.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The mortality risk charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. The mortality risk charge compensates Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charge is equal to an annual rate of 0.45% of the daily net assets of the variable account. The expense risk charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.15% of the daily net assets of the variable account.

The Administration Charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

-------------------------------------------------------
      NUMBER OF YEARS FROM             CDSC
    DATE OF PURCHASE PAYMENT        PERCENTAGE
-------------------------------------------------------
             0                          7%
-------------------------------------------------------
             1                          6%
-------------------------------------------------------
             2                          5%
-------------------------------------------------------
             3                          4%
-------------------------------------------------------
             4                          3%
-------------------------------------------------------
             5                          2%
-------------------------------------------------------
             6                          1%
-------------------------------------------------------
             7                          0%
-------------------------------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since

                                   17 of 103

Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:
   a)     10% of all purchase payments; or
   b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:
   1) upon the annuitization of contracts which have been in force for at least two years;

   2) upon payment of a death benefit; or

   3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:
   (1) the time the contract is surrendered;
   (2) annuitization; or
   (3) such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or

                                   18 of 103
actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

  -   on a Nationwide form;

  -   signed by the contract owner; and

  -   received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

  -   Joint owners can only be named for Non-Qualified Contracts;

  - Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

  - The exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

  - An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

  - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner. However, if the contingent owner dies before the contract owner, and there is no surviving joint owner, all of the contract benefits that would have gone to the contingent owner will go to the contract owner's estate.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survive the annuitant, the contingent beneficiary(ies) receives the death

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


benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survives the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT
MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------------------
                    MINIMUM INITIAL       MINIMUM
     CONTRACT       PURCHASE PAYMENT     SUBSEQUENT
       TYPE                               PAYMENTS
-------------------------------------------------------
Non-Qualified           $15,000            $1,000
-------------------------------------------------------
IRA                     $15,000            $1,000
-------------------------------------------------------
Roth IRA                $15,000            $1,000
-------------------------------------------------------
Tax Sheltered           $15,000            $1,000
Annuity
-------------------------------------------------------
Charitable                 $0                $0
Remainder Trust
-------------------------------------------------------
401(a)                  $100,000          $15,000
Investment-only
-------------------------------------------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                 - Independence Day
-  Martin Luther King, Jr. Day    - Labor Day
-  Presidents' Day                - Thanksgiving
-  Good Friday                    - Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed

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Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, the fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

   1) the value of amounts allocated to the sub-accounts of the variable account;

   2) amounts allocated to the fixed account; and

   3) amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   a)     is:

       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; less

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

   b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

   c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate of 1.40% of the daily net assets of the variable account.

   Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

   1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

   2)   adding any interest earned on the amounts allocated.

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


Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

   1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

   2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

   3)  subtracting charges deducted in accordance with the contract.

TRANSFERS

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. The maximum transferable amount will not be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Under no circumstances will the transfer limit be less 10% of the current value of the variable account and Guaranteed Term Option allocation, for any 12 month period which the transfer limit is imposed, but not including transfers made prior to the imposition of the transfer limit. However, Nationwide may refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

For transfers involving the variable account, Nationwide determines contract value as of the date the completed transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

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

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options. During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

   - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

   - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment

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


option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

    a)  the amount requested; or

    b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
        Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

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MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

-------------------------------------------------------
                CONTRACT     MAXIMUM OUTSTANDING LOAN
                VALUES       BALANCE ALLOWED
-------------------------------------------------------
NON-ERISA       up to        up to 80% of contract
PLANS           $20,000      value (not more than
                             $10,000)
-------------------------------------------------------
                $20,000      up to 50% of contract
                and over     value (not more than
                             $50,000*)
-------------------------------------------------------
ERISA PLANS     All          up to 50% of contract
                             value (not more than
                             $50,000*)
-------------------------------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT-Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

  -   the contract is surrendered;

  -   the contract owner/annuitant dies;

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

  -   the contract owner who is not the annuitant dies prior to annuitization;
      or

  -   annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level

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


investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual funds: Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Money Market Fund, and NSAT Nationwide High Income Bond Fund to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options. The minimum monthly transfer is $100.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs into which contract owners may allocate all or a portion of their fixed account assets. Enhanced Rate Dollar Cost Averaging Programs allow the contract owner to earn a higher rate of interest on assets allocated to the program than would be earned on assets in the fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect and applies only to the assets within that program. Nationwide will process transfers until either amounts in the Enhanced Rate Dollar Cost Averaging program are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For these programs only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the program to the NSAT Money Market Fund.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

   1) 10% of all purchase payments made to the contract as of the withdrawal date;

   2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

   3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

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


---------------------------------------------------
     CONTRACT OWNER'S           PERCENTAGE OF
           AGE                  CONTRACT VALUE
---------------------------------------------------
      Under age 59 1/2                5%
---------------------------------------------------
  Age 59 1/2through age 61            7%
---------------------------------------------------
    Age 62 through age 64             8%
---------------------------------------------------
    Age 65 through age 74            10%
---------------------------------------------------
       Age 75 and over               13%
---------------------------------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   (1)  an annuity payment option; and

   (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday basis" by:

   1)  deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday basis" by:

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   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

   - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

   - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.


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(3)  LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date the home office receives:

   1)   proper proof of the annuitant's death;
   2)   an election specifying the distribution method; and
   3)   any state required forms(s).

If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

The beneficiary may elect to receive the death benefit:

   (1)  in a lump sum;

   (2)  as an annuity; or

   (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

- If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

   1)  the contract value;

   2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

   3) the contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that five year contract anniversary.


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     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

- If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

   1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

   2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

       a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; or

       b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

   a) the death of the annuitant will be treated as the death of a contract owner;

   b) any change of annuitant will be treated as the death of a contract owner; and

   c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

   a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

   b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

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   a)   April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

   b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

a)    the annuitant's life expectancy, or if applicable;

b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

   a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

   b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

   a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

   b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

       1) treat the contract as an Individual Retirement Annuity established for his or her benefit; or

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a

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       distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

       1)  treat the contract as a Roth IRA established for his or her benefit;
           or

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax adviser to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

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Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs; (2) Roth IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of these Individual Retirement Annuities must annually report to the Internal Revenue Service:

   - the amount of nondeductible purchase payments;

   - the amount of any distributions;

   - the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

   - the total balance in all Individual Retirement Annuities.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

   (i) it is made on or after the date on which the contract owner attains age 59 1/2;

   (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

   (iii) it is attributable to the contract owner's disability; or

   (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A non-qualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered.
Thereafter all distributions are fully taxable.

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Non-Qualified Contracts - Natural Persons as Contract Owners

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income and no additional payments are due after his or her death, then he or she may be entitled to a deduction for the balance of the investment on his or her final income tax return.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution

     1)  is the result of a contract owner's death;

     2)  is the result of a contract owner's disability;

     3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner);

     4)  is for the purchase of an immediate annuity; or

     5)  is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.


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In order to qualify as an annuity contract under Section 72 of the Internal
Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death. These rules are described in "Required Distributions for Non-Qualified Contracts."

The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.

This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural as an agent for an individual is treated as owned by the individual. This would put the contract back under Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:

   a) acquired by the estate of a decedent by reason of the death of the decedent;

   b) issued in connection with certain qualified retirement plans and individual retirement plans;

   c)   used in connection with certain structured settlements;

   d) purchased by an employer upon the termination of certain qualified retirement plans; or

   e)   an immediate annuity.

IRAS AND TAX SHELTERED ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Individual Retirement Annuities and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, Individual Retirement Annuity, or an Individual Retirement Account. Distributions that may NOT be rolled over are those that are:

   a) one of a series of substantially equal annual (or more frequent) payments made:

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       1)  over the life (or life expectancy) of the contract owner;

       2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary; or

       3)  for a specified period of ten years or more; or

   b)  a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity does not qualify for the desired tax treatment.

ROTH IRAS

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.

For rollovers from Individual Retirement Accounts or Individual Retirement Annuities, all of the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of all or a portion of the four year spread, subjecting the amount deferred under the four year election to current taxation.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required) or if it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

   1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

   2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

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Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

   1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

   2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

   -  a transfer of the contract from one contract owner to another; or

   -  a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

   a) an individual who is two or more generations younger than the contract owner; or

   b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

   - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

   - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

   - the failure to diversify was accidental;

   - the failure is corrected; and

   - a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial adviser.


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STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

   - statements showing the contract's quarterly activity;

   - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

   - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. The shareholder services system that supports mutual fund products was fully deployed during the first quarter 1999. Conversions of existing traditional life policies to the new compliant system will continue through second quarter 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide's facilities in Columbus, Ohio have been inventoried, assessed, and tested as being Year 2000 compliant. Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks were renovated and will be brought into compliance before the end of the second quarter 1999.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners utilizing electronic interfaces with Nationwide and processes have been put in place to allow Nationwide to accept data regardless of the format.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for Nationwide's variable annuity and life products and wholesale producers to determine when they


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will be Year 2000 compliant. The results are currently being gathered and analyzed.

In addition to the contingency plans developed for electronic interfaces between Nationwide and its business partners, contingency plans were also developed for wholesale producers who may not become compliant before the end of 1999. Additional contingency plans will be developed for mutual fund organizations during the second quarter 1999. Nationwide has identified external risk scenarios, prioritized those risks and is now in the process of developing contingency plans to minimize the impact to Nationwide, customers and producers. Contingency plan efforts are expected to be completed by the end of the third quarter 1999.

Operating expenses in 1998 and 1997 include approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending less than $5 million on Year 2000 activities in 1999, and spent $2.4 million during first quarter 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On March 26, 1999, the appeals court denied plaintiffs' petition for interlocutory review of the order. On April 28, 1999, the court denied plaintiffs' motion for reconsideration of the denial of interlocutory review. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit,

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which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NAS, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

    - precious metals;
    - real estate;
    - stocks and bonds;
    - closed-end funds;
    - bank money market deposit accounts and passbook savings;
    - CDs; and
    - the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

    - S&P 500;
    - Shearson/Lehman Intermediate Government/Corporate Bond Index;
    - Shearson/Lehman Long-Term Government/Corporate Bond Index;
    - Donoghue Money Fund Average;
    - U.S. Treasury Note Index;
    - Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones
    - Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

    - Lipper Analytical Services, Inc.;
    - CDA/Wiesenberger;
    - Morningstar;
    - Donoghue's;
    - magazines such as:
      - Money;
      - Forbes;
      - Kiplinger's Personal Finance Magazine;
      - Financial World;
      - Consumer Reports;
      - Business Week;
      - Time;
      - Newsweek;
      - National Underwriter; and
      - News and World Report;
    - LIMRA;
    - Value;
    - Best's Agent Guide;
    - Western Annuity Guide;
    - Comparative Annuity Reports;
    - Wall Street Journal;
    - Barron's;
    - Investor's Daily;
    - Standard & Poor's Outlook; and
    - Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among


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which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may
advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.



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            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                               PAGE
General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculations of Performance.......................................................................................2
Annuity Payments..................................................................................................3
Financial Statements..............................................................................................4




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APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There can be no assurance that the investment objectives will be achieved.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies.


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Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.
     Current income is secondary to the primary goal.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Advisers serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in

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     securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO:  SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND PORTFOLIO:  SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

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MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Asset Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective:  Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUBADVISED NATIONWIDE FUNDS

       NATIONWIDE EQUITY INCOME FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

       NATIONWIDE GLOBAL EQUITY FUND
       Subadviser:  J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc. intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of

                                       45

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



       companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       NATIONWIDE MID CAP INDEX FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 4000 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

       NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND
       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Lazard Asset Management, Strong Capital Management, Inc. and Credit Suisse Asset Management, LLC Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser:  Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not

                                       46

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


       anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       NATIONWIDE STRATEGIC VALUE FUND
       Subadviser: Strong Capital Management Inc./Schafer Capital Management Inc. Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that

                                       47

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




     are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
The Salomon Brothers Variable Series Funds is an open-end investment company incorporated in Maryland on October 1, 1997. Shares of the Funds are sold only to separate accounts of insurance companies to fund benefits for variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans. Salomon Brothers Asset Management, Inc. ("SBAM") serves as the Variable Series Funds investment adviser.

     CAPITAL FUND
     Investment Objective: The objective of the Fund is to seek capital appreciation through investments primarily in common stock, or securities convertible into common stocks, which are believed to have above-average price appreciation potential and which may also involve above-average risk. Current income is an incidental consideration.

                                   50 of 103

     HIGH YIELD BOND FUND
     Investment Objective: The Fund's objective is to maximize current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high yield fixed-income securities rated in medium or lower rating categories or determined by SBAM to be of comparable quality.

     INVESTORS FUND
     Investment Objective: The primary investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective. The Fund seeks to achieve its objectives primarily through investments in common stocks of well-known companies.

     TOTAL RETURN FUND
     Investment Objective: The Fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). As a secondary objective, the Fund seeks to take advantage of opportunities for growth of capital and income. The Fund seeks to achieve its objectives primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals.
     Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc.
serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

                                       49

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



WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GROWTH & INCOME PORTFOLIO
     Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Credit Suisse considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

                                       50

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


                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1999

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT - 8

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated October 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company by writing Nationwide Life Insurance Company, One Nationwide Plaza 1-05-P1, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                                                                     PAGE
General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................2
Underwriters..........................................................................................................2
Calculations of Performance...........................................................................................2
Annuity Payments......................................................................................................3
Financial Statements..................................................................................................4


GENERAL INFORMATION AND HISTORY

Nationwide Variable Account-8 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $98.28 billion as of December 31, 1998.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the report of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

                                   53 of 103

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1998, 1997 and 1996, no underwriting commissions were paid by Nationwide to NAS.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT Money Market Fund effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the fund.

The NSAT Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of variable account charges of 1.40%. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in

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


calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

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

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-6:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-6 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                   KPMG LLP

Columbus, Ohio
February 5, 1999

                          NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:

      Evergreen - VA Aggressive Growth Fund (EvAggrGro)
         297,616 shares (cost $3,279,057) ......................................  $  4,038,647

      Evergreen - VA Foundation Fund (EvFound)
         4,779,242 shares (cost $62,546,690) ...................................    69,203,424

      Evergreen - VA Fund (EvFund)
         2,477,831 shares (cost $35,531,944) ...................................    37,935,587

      Evergreen - VA Global Leaders Fund (EvGloLead)
         750,959 shares (cost $8,596,500) ......................................     9,582,231

      Evergreen - VA Growth and Income Fund (EvGrInc)
         3,573,059 shares (cost $51,423,943) ...................................    55,668,265

      Evergreen - VA International Growth Fund (EvIntGr)
         151,668 shares (cost $1,454,675) ......................................     1,424,161

      Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI)
         238,173 shares (cost $2,280,644) ......................................     2,281,693

      Evergreen - VA Strategic Income Fund (EvStratInc)
         1,076,294 shares (cost $11,303,862) ...................................    11,182,696

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         181,197 shares (cost $2,260,830) ......................................     2,089,197

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         145,241 shares (cost $2,704,463) ......................................     2,912,087

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         118,800 shares (cost $1,902,227) ......................................     2,157,416

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         85,968 shares (cost $1,725,140) .......................................     2,101,061

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         139,913 shares (cost $2,566,577) ......................................     3,201,213

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         117,370 shares (cost $1,364,533) ......................................     1,372,054

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         5,321,979 shares (cost $5,321,979) ....................................     5,321,979
                                                                                  ------------

            Total assets .......................................................   210,471,711

ACCOUNTS PAYABLE ...............................................................         2,822
                                                                                  ------------
CONTRACT OWNERS' EQUITY ........................................................  $210,468,889
                                                                                  ============

                                                                                                                ANNUAL
Contract owners' equity represented by:                      UNITS      UNIT VALUE                              RETURN(b)
                                                           --------     ----------                              ---------
Contracts in accumulation phase:

Evergreen - VA Aggressive Growth Fund:
   Tax qualified .................................           68,030     $  13.224364     $     899,653                21 %
   Non-tax qualified .............................          134,748        13.224364         1,781,957                21 %
   Initial Funding by Depositor (note 1a) ........          100,000        13.570000         1,357,000                22 %

Evergreen - VA Foundation Fund:
   Tax qualified .................................        1,231,590        15.661734        19,288,835                 9 %
   Non-tax qualified .............................        3,082,969        15.661734        48,284,640                 9 %
   Initial Funding by Depositor (note 1a) ........          100,000        16.299610         1,629,961                11 %

Evergreen - VA Fund:
   Tax qualified .................................          611,181        16.112386         9,847,584                 5 %
   Non-tax qualified .............................        1,639,136        16.112386        26,410,392                 5 %
   Initial Funding by Depositor (note 1a) ........          100,000        16.768642         1,676,864                 6 %

Evergreen - VA Global Leaders Fund:
   Tax qualified .................................          187,738        12.608870         2,367,164                17 %
   Non-tax qualified .............................          469,605        12.608870         5,921,188                17 %
   Initial Funding by Depositor (note 1a) ........          100,000        12.938210         1,293,821                19 %

Evergreen - VA Growth and Income Fund:
   Tax qualified .................................          893,262        16.130864        14,409,088                 3 %
   Non-tax qualified .............................        2,453,682        16.130864        39,580,011                 3 %
   Initial Funding by Depositor (note 1a) ........          100,000        16.787932         1,678,793                 5 %

Evergreen - VA International Growth Fund:
   Tax qualified .................................           15,381         9.340809           143,671                (7)%(a)
   Non-tax qualified .............................           36,559         9.340809           341,491                (7)%(a)
   Initial Funding by Depositor (note 1a) ........          100,000         9.390000           939,000                (6)%(a)

Evergreen - VA Small Cap Equity Income:
   Tax qualified .................................           30,706         9.623143           295,488                (4)%(a)
   Non-tax qualified .............................          105,451         9.623143         1,014,770                (4)%(a)
   Initial Funding by Depositor (note 1a) ........          100,000         9.714315           971,432                (3)%(a)

Evergreen - VA Strategic Income Fund:
   Tax qualified .................................          294,309        10.866478         3,198,102                 4 %
   Non-tax qualified .............................          632,171        10.866478         6,869,472                 4 %
   Initial Funding by Depositor (note 1a) ........          100,000        11.150478         1,115,048                 6 %

Fidelity VIP - High Income Portfolio:
   Tax qualified .................................           36,899        11.837723           436,800                (6)%
   Non-tax qualified .............................          139,559        11.837723         1,652,061                (6)%

Fidelity VIP - Overseas Portfolio:
   Tax qualified .................................           34,092        13.323057           454,210                11 %
   Non-tax qualified .............................          184,444        13.323057         2,457,358                11 %

                                                                     (Continued)

                                                                                                                 ANNUAL
                                                             UNITS      UNIT VALUE                              RETURN(b)
                                                           --------     ----------                              ---------
Fidelity VIP-II - Asset Manager Portfolio:
   Tax qualified .................................           35,587        14.983855           533,230                13 %
   Non-tax qualified .............................          108,376        14.983855         1,623,890                13 %

Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified .................................           17,867        15.176535           271,159                28 %
   Non-tax qualified .............................          120,560        15.176535         1,829,683                28 %

Fidelity VIP-III - Growth Opportunities Portfolio:
   Tax qualified .................................           38,197        14.985852           572,415                23 %
   Non-tax qualified .............................          175,401        14.985852         2,628,533                23 %

Nationwide SAT - Government Bond Fund:
   Tax qualified .................................            9,045        11.981662           108,374                 7 %
   Non-tax qualified .............................          105,464        11.981662         1,263,634                 7 %

Nationwide SAT - Money Market Fund:
   Tax qualified .................................          189,512        11.097664         2,103,140                 4 %
   Non-tax qualified .............................          290,059        11.097664         3,218,977                 4 %
                                                          =========        ========     --------------
                                                                                        $ 210,468,889
                                                                                        =============


(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                              TOTAL                                EvAggrGro
                                                   -------------------------------     ------------------------------
                                                         1998           1997                1998             1997
                                                   -------------     -------------     -------------     -------------
Investment activity:

Reinvested dividends ..........................    $   2,674,845           921,552              --                --
Mortality, expense and administration
  charges (note 2) ............................       (2,047,220)         (718,940)          (23,680)           (2,625)
                                                   -------------     -------------     -------------     -------------
  Net investment activity .....................          627,625           202,612           (23,680)           (2,625)
                                                   -------------     -------------     -------------     -------------

Proceeds from mutual fund shares sold .........       18,362,960         5,439,115           661,548           146,318
Cost of mutual fund shares sold ...............      (15,304,263)       (5,092,331)         (637,865)         (130,185)
                                                   -------------     -------------     -------------     -------------
  Realized gain (loss) on investments .........        3,058,697           346,784            23,683            16,133
Change in unrealized gain (loss) on investments        1,749,886        10,826,924           663,791            95,799
                                                   -------------     -------------     -------------     -------------
  Net gain (loss) on investments ..............        4,808,583        11,173,708           687,474           111,932
                                                   -------------     -------------     -------------     -------------
Reinvested capital gains ......................        3,792,356         2,934,325              --                --
                                                   -------------     -------------     -------------     -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        9,228,564        14,310,645           663,794           109,307
                                                   -------------     -------------     -------------     -------------
Equity transactions:
Purchase payments received from
  contract owners .............................      120,644,969        40,652,403         1,604,948         1,713,176
Transfers between funds .......................             --                --             (22,143)           49,795
Redemptions ...................................       (9,976,873)       (1,288,100)          (76,952)           (2,987)
Contingent deferred sales charges (note 2) ....         (221,448)          (22,638)             (169)             --
Adjustments to maintain reserves ..............           (2,045)          (59,518)              (30)             (129)
                                                   -------------     -------------     -------------     -------------
    Net equity transactions ...................      110,444,603        39,282,147         1,505,654         1,759,855
                                                   -------------     -------------     -------------     -------------

Net change in contract owners' equity .........      119,673,167        53,592,792         2,169,448         1,869,162
Contract owners' equity beginning of period ...       90,795,722        37,202,930         1,869,162              --
                                                   -------------     -------------     -------------     -------------
Contract owners' equity end of period .........    $ 210,468,889        90,795,722         4,038,610         1,869,162
                                                   =============     =============     =============     =============

                                                                 EvFound                            EvFund
                                                    --------------------------------    -------------------------------
                                                          1998               1997             1998            1997
                                                    -------------     -------------     -------------     -------------
Investment activity:

Reinvested dividends ..........................         1,205,584           432,577              --              52,250
Mortality, expense and administration
  charges (note 2) ............................          (683,822)         (240,775)         (374,658)         (134,972)
                                                    -------------     -------------     -------------     -------------
  Net investment activity .....................           521,762           191,802          (374,658)          (82,722)
                                                    -------------     -------------     -------------     -------------

Proceeds from mutual fund shares sold .........         2,201,565           454,441         3,741,560           386,577
Cost of mutual fund shares sold ...............        (1,554,017)         (345,923)       (2,464,952)         (280,189)
                                                    -------------     -------------     -------------     -------------
  Realized gain (loss) on investments .........           647,548           108,518         1,276,608           106,388
Change in unrealized gain (loss) on investments         1,967,032         3,160,540          (993,694)        2,689,609
                                                    -------------     -------------     -------------     -------------
  Net gain (loss) on investments ..............         2,614,580         3,269,058           282,914         2,795,997
                                                    -------------     -------------     -------------     -------------
Reinvested capital gains ......................         1,011,705         1,140,621         1,170,913           707,913
                                                    -------------     -------------     -------------     -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........         4,148,047         4,601,481         1,079,169         3,421,188
                                                    -------------     -------------     -------------     -------------
Equity transactions:
Purchase payments received from
  contract owners .............................        40,873,811         9,758,419        21,624,968         6,120,181
Transfers between funds .......................          (345,390)          435,226          (264,570)          677,468
Redemptions ...................................        (3,807,693)         (349,437)       (1,784,878)         (170,640)
Contingent deferred sales charges (note 2) ....           (78,359)           (5,566)          (36,780)           (3,401)
Adjustments to maintain reserves ..............                 3           (20,320)             (385)          (11,406)
                                                    -------------     -------------     -------------     -------------
    Net equity transactions ...................        36,642,372         9,818,322        19,538,355         6,612,202
                                                    -------------     -------------     -------------     -------------

Net change in contract owners' equity .........        40,790,419        14,419,803        20,617,524        10,033,390
Contract owners' equity beginning of period ...        28,413,017        13,993,214        17,317,316         7,283,926
                                                    -------------     -------------     -------------     -------------
Contract owners' equity end of period .........        69,203,436        28,413,017        37,934,840        17,317,316
                                                    =============     =============     =============     =============



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997


                                                            EvGloLead                        EvGrinc
                                                   ---------------------------     --------------------------
                                                         1998          1997             1998            1997
                                                   -----------     -----------     -----------     -----------
Investment activity:

Reinvested dividends ..........................    $    53,046          13,693         445,613         107,784
Mortality, expense and administration
  charges (note 2) ............................        (70,467)         (6,316)       (589,626)       (215,211)
                                                   -----------     -----------     -----------     -----------
  Net investment activity .....................        (17,421)          7,377        (144,013)       (107,427)
                                                   -----------     -----------     -----------     -----------

Proceeds from mutual fund shares sold .........        333,363          94,457       2,532,809         260,180
Cost of mutual fund shares sold ...............       (320,068)        (83,425)     (1,711,193)       (200,097)
                                                   -----------     -----------     -----------     -----------
  Realized gain (loss) on investments .........         13,295          11,032         821,616          60,083
Change in unrealized gain (loss) on investments        937,511          48,221      (1,097,281)      4,175,082
                                                   -----------     -----------     -----------     -----------
  Net gain (loss) on investments ..............        950,806          59,253        (275,665)      4,235,165
                                                   -----------     -----------     -----------     -----------
Reinvested capital gains ......................           --             6,846       1,025,093         851,646
                                                   -----------     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        933,385          73,476         605,415       4,979,384
                                                   -----------     -----------     -----------     -----------
Equity transactions:
Purchase payments received from
  contract owners .............................      5,846,998       2,688,641      31,886,459      10,489,601
Transfers between funds .......................        106,880         142,364        (880,523)        774,340
Redemptions ...................................       (202,140)         (5,540)     (2,663,166)       (301,923)
Contingent deferred sales charges (note 2) ....         (1,289)           --           (59,682)         (6,093)
Adjustments to maintain reserves ..............           (281)           (321)            243         (18,127)
                                                   -----------     -----------     -----------     -----------
    Net equity transactions ...................      5,750,168       2,825,144      28,283,331      10,937,798
                                                   -----------     -----------     -----------     -----------

Net change in contract owners' equity .........      6,683,553       2,898,620      28,888,746      15,917,182
Contract owners' equity beginning of period ...      2,898,620            --        26,779,146      10,861,964
                                                   -----------     -----------     -----------     -----------
Contract owners' equity end of period .........    $ 9,582,173       2,898,620      55,667,892      26,779,146
                                                   ===========     ===========     ===========     ===========




                                                              EvIntGr                       EvSmCapEI
                                                   --------------------------    ----------------------------
                                                        1998           1997           1998             1997
                                                   -----------     -----------    -----------     -----------
Investment activity:

Reinvested dividends ..........................           --              --           26,284            --
Mortality, expense and administration
  charges (note 2) ............................         (1,172)           --           (6,043)           --
                                                   -----------     -----------    -----------     -----------
  Net investment activity .....................         (1,172)           --           20,241            --
                                                   -----------     -----------    -----------     -----------

Proceeds from mutual fund shares sold .........         25,398            --           61,160            --
Cost of mutual fund shares sold ...............        (28,372)           --          (66,317)           --
                                                   -----------     -----------    -----------     -----------
  Realized gain (loss) on investments .........         (2,974)           --           (5,157)           --
Change in unrealized gain (loss) on investments        (30,514)           --            1,048            --
                                                   -----------     -----------    -----------     -----------
  Net gain (loss) on investments ..............        (33,488)           --           (4,109)           --
                                                   -----------     -----------    -----------     -----------
Reinvested capital gains ......................           --              --            2,958            --
                                                   -----------     -----------    -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        (34,660)           --           19,090            --
                                                   -----------     -----------    -----------     -----------
Equity transactions:
Purchase payments received from
  contract owners .............................      1,349,323            --        2,256,250            --
Transfers between funds .......................        109,498            --            9,853            --
Redemptions ...................................           --              --           (3,501)           --
Contingent deferred sales charges (note 2) ....           --              --             --              --
Adjustments to maintain reserves ..............              1            --               (2)           --
                                                   -----------     -----------    -----------     -----------
    Net equity transactions ...................      1,458,822            --        2,262,600            --
                                                   -----------     -----------    -----------     -----------

Net change in contract owners' equity .........      1,424,162            --        2,281,690            --
Contract owners' equity beginning of period ...           --              --             --              --
                                                   -----------     -----------    -----------     -----------
Contract owners' equity end of period .........      1,424,162            --        2,281,690            --
                                                   ===========     ===========    ===========     ===========

                         NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                EvStratInc                      FidVIPHI
                                                   -----------------------------     -----------------------------
                                                         1998             1997             1998            1997
                                                   ------------     ------------     ------------     ------------
Investment activity:

Reinvested dividends ..........................    $    421,087           58,403          166,235           81,089
Mortality, expense and administration
  charges (note 2) ............................         (81,408)          (3,818)         (31,839)         (21,420)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................         339,679           54,585          134,396           59,669
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........       1,064,321           27,364          637,651          135,073
Cost of mutual fund shares sold ...............      (1,035,887)         (26,954)        (608,365)        (123,630)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........          28,434              410           29,286           11,443
Change in unrealized gain (loss) on investments        (130,808)           9,641         (397,432)         169,861
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............        (102,374)          10,051         (368,146)         181,304
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................            --              3,203          105,628           10,022
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........         237,305           67,839         (128,122)         250,995
                                                   ------------     ------------     ------------     ------------
Equity transactions:
Purchase payments received from
  contract owners .............................       8,368,709        2,031,686          560,932          793,624
Transfers between funds .......................         625,598          110,007         (309,711)         (67,359)
Redemptions ...................................        (250,007)          (4,481)         (93,106)         (37,261)
Contingent deferred sales charges (note 2) ....          (3,783)            --             (1,478)          (1,077)
Adjustments to maintain reserves ..............             (75)            (176)            (365)          (1,783)
                                                   ------------     ------------     ------------     ------------
    Net equity transactions ...................       8,740,442        2,137,036          156,272          686,144
                                                   ------------     ------------     ------------     ------------

Net change in contract owners' equity .........       8,977,747        2,204,875           28,150          937,139
Contract owners' equity beginning of period ...       2,204,875             --          2,060,711        1,123,572
                                                   ------------     ------------     ------------     ------------
Contract owners' equity end of period .........      11,182,622        2,204,875        2,088,861        2,060,711
                                                   ============     ============     ============     ============



                                                               FidVIPOv                           FidVIPAM
                                                    -----------------------------     -----------------------------
                                                          1998             1997             1998            1997
                                                    ------------     ------------     ------------     ------------
Investment activity:

Reinvested dividends ..........................           51,626           25,789           60,892           44,528
Mortality, expense and administration
  charges (note 2) ............................          (40,291)         (28,305)         (28,570)         (21,642)
                                                    ------------     ------------     ------------     ------------
  Net investment activity .....................           11,335           (2,516)          32,322           22,886
                                                    ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........          298,379          134,986          180,711          183,404
Cost of mutual fund shares sold ...............         (271,550)        (125,100)        (165,427)        (168,748)
                                                    ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........           26,829            9,886           15,284           14,656
Change in unrealized gain (loss) on investments          100,727           32,191           24,653          135,695
                                                    ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............          127,556           42,077           39,937          150,351
                                                    ------------     ------------     ------------     ------------
Reinvested capital gains ......................          152,162          102,376          182,677          111,698
                                                    ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........          291,053          141,937          254,936          284,935
                                                    ------------     ------------     ------------     ------------
Equity transactions:
Purchase payments received from
  contract owners .............................          146,809        1,095,522          157,578          457,162
Transfers between funds .......................          (96,968)         154,310          (49,668)         (24,319)
Redemptions ...................................          (88,116)         (55,512)         (91,144)         (47,012)
Contingent deferred sales charges (note 2) ....           (1,809)          (1,667)          (1,133)          (1,956)
Adjustments to maintain reserves ..............             (595)          (2,173)            (287)          (1,822)
                                                    ------------     ------------     ------------     ------------
    Net equity transactions ...................          (40,679)       1,190,480           15,346          382,053
                                                    ------------     ------------     ------------     ------------

Net change in contract owners' equity .........          250,374        1,332,417          270,282          666,988
Contract owners' equity beginning of period ...        2,661,194        1,328,777        1,886,838        1,219,850
                                                    ------------     ------------     ------------     ------------
Contract owners' equity end of period .........        2,911,568        2,661,194        2,157,120        1,886,838
                                                    ============     ============     ============     ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                            Fid VIPCon                       FidVIPGrOp
                                                   ----------------------------    ---------------------------
                                                        1998          1997            1998            1997
                                                   -----------     -----------     -----------     -----------
Investment activity:

Reinvested dividends ..........................    $     9,259            --            19,139            --
Mortality, expense and administration
  charges (note 2) ............................        (23,433)         (7,563)        (33,857)         (9,859)
                                                   -----------     -----------     -----------     -----------
  Net investment activity .....................        (14,174)         (7,563)        (14,718)         (9,859)
                                                   -----------     -----------     -----------     -----------

Proceeds from mutual fund shares sold .........        486,379          43,360         264,446           8,378
Cost of mutual fund shares sold ...............       (386,936)        (41,279)       (195,987)         (7,246)
                                                   -----------     -----------     -----------     -----------
  Realized gain (loss) on investments .........         99,443           2,081          68,459           1,132
Change in unrealized gain (loss) on investments        269,080         106,841         433,931         200,704
                                                   -----------     -----------     -----------     -----------
  Net gain (loss) on investments ..............        368,523         108,922         502,390         201,836
                                                   -----------     -----------     -----------     -----------
Reinvested capital gains ......................         68,120            --            66,530            --
                                                   -----------     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        422,469         101,359         554,202         191,977
                                                   -----------     -----------     -----------     -----------
Equity transactions:
Purchase payments received from
  contract owners .............................        337,230         833,310         861,311       1,126,943
Transfers between funds .......................        179,052         278,193         389,976         202,051
Redemptions ...................................        (30,229)        (19,227)       (109,496)        (10,326)
Contingent deferred sales charges (note 2) ....           (490)           --            (4,526)           --
Adjustments to maintain reserves ..............           (214)           (611)           (349)           (815)
                                                   -----------     -----------     -----------     -----------
    Net equity transactions ...................        485,349       1,091,665       1,136,916       1,317,853
                                                   -----------     -----------     -----------     -----------

Net change in contract owners' equity .........        907,818       1,193,024       1,691,118       1,509,830
Contract owners' equity beginning of period ...      1,193,024            --         1,509,830            --
                                                   -----------     -----------     -----------     -----------
Contract owners' equity end of period .........    $ 2,100,842       1,193,024       3,200,948       1,509,830
                                                   ===========     ===========     ===========     ============



                                                                NSATGvtBd                       NSATMyMkt
                                                    ----------------------------    ----------------------------
                                                         1998           1997            1998           1997
                                                     -----------     -----------     -----------     -----------
Investment activity:

Reinvested dividends ..........................           43,647          14,524         172,433          90,915
Mortality, expense and administration
  charges (note 2) ............................          (10,720)         (3,173)        (47,634)        (23,261)
                                                     -----------     -----------     -----------     -----------
  Net investment activity .....................           32,927          11,351         124,799          67,654
                                                     -----------     -----------     -----------     -----------

Proceeds from mutual fund shares sold .........          315,041         167,781       5,558,629       3,396,796
Cost of mutual fund shares sold ...............         (298,698)       (162,759)     (5,558,629)     (3,396,796)
                                                     -----------     -----------     -----------     -----------
  Realized gain (loss) on investments .........           16,343           5,022            --              --
Change in unrealized gain (loss) on investments            1,842           2,740            --              --
                                                     -----------     -----------     -----------     -----------
  Net gain (loss) on investments ..............           18,185           7,762            --              --
                                                     -----------     -----------     -----------     -----------
Reinvested capital gains ......................            6,570            --              --              --
                                                     -----------     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           57,682          19,113         124,799          67,654
                                                     -----------     -----------     -----------     -----------
Equity transactions:
Purchase payments received from

  contract owners .............................           67,906         151,591       4,701,737       3,392,547
Transfers between funds .......................          995,059          (1,011)       (446,943)     (2,731,065)
Redemptions ...................................          (37,892)        (95,353)       (738,553)       (188,401)
Contingent deferred sales charges (note 2) ....           (1,011)           (176)        (30,939)         (2,702)
Adjustments to maintain reserves ..............              (50)           (264)            341          (1,571)
                                                     -----------     -----------     -----------     -----------
    Net equity transactions ...................        1,024,012          54,787       3,485,643         468,808
                                                     -----------     -----------     -----------     -----------

Net change in contract owners' equity .........        1,081,694          73,900       3,610,442         536,462
Contract owners' equity beginning of period ...          290,314         216,414       1,711,675       1,175,213
                                                     -----------     -----------     -----------     -----------
Contract owners' equity end of period .........        1,372,008         290,314       5,322,117       1,711,675
                                                     ===========     ===========     ===========     ============


See accompanying notes to financial statements

                          NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On February 28, 1996, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Foundation Fund, 100,000 shares of the Evergreen - VA Fund and 100,000 shares of the Evergreen - VA Growth and Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. These amounts represent the initial funding of the Account. The value of the units purchased by the Company on February 28, 1996 was $3,000,000.

         On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Aggressive Growth Fund, 100,000 shares of the Evergreen - VA Global Leaders Fund and 100,000 shares of the Evergreen - VA Strategic Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. The value of the units purchased by the Company on March 3, 1997 was $3,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

         On August 17, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Funds of the Evergreen Variable Trust (Evergreen);

                 Evergreen - VA Aggressive Growth Fund (EvAggrGro)

                 Evergreen - VA Foundation Fund (EvFound)

                 Evergreen - VA Fund (EvFund)

                 Evergreen - VA Global Leaders Fund (EvGloLead)

                 Evergreen - VA Growth and Income Fund (EvGrInc)

                 Evergreen - VA International Growth Fund (EvIntGr)

                 Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI)

                 Evergreen - VA Strategic Income Fund (EvStratInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);

                 Fidelity VIP - High Income Portfolio (FidVIPHI)

                 Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

                 Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)

                 Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

                 Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

                 Nationwide SAT - Government Bond Fund (NSATGvtBd)

                 Nationwide SAT - Money Market Fund (NSATMyMkt)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

PART C. OTHER INFORMATION

         Item 24.     Financial Statements and Exhibits                                        PAGE

                      (a)  Financial Statements:

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                           (2) Financial statements included in Part B:                         N/A
                               Those financial statements required by
                               Item 23 to be included in Part B
                               have been incorporated therein by reference
                               to the Prospectus (Part A).

                           Nationwide Variable Account-8:                                       N/A

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.                                     56

                               Consolidated Balance Sheets as of December                        57
                               31, 1998 and 1997.

                               Consolidated Statements of Income for the                         58
                               years ended December 31, 1998, 1997 and
                               1996.

                               Consolidated Statements of Shareholder's                          59
                               Equity for the years ended December 31,
                               1998, 1997 and 1996.

                               Consolidated Statements of Cash Flows for                         60
                               the years ended December 31, 1998, 1997
                               and 1996.
                               Notes to Consolidated Financial Statements.                       61





                                   83 of 103

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement and hereby incorporated by reference.

                         (2)   Not Applicable

                         (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement and hereby incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with the Registration Statement and hereby incorporated by reference.

                         (5) Variable Annuity Application - Filed previously with the Registration Statement and hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement and hereby incorporated by reference.

                         (7)   Not Applicable

                         (8)   Not Applicable

                         (9) Opinion of Counsel - Filed previously with the Registration Statement and hereby incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable

                         (13) Performance Advertising Calculation Schedule - Filed previously with the Registration Statement, and hereby incorporated by reference.



                                   84 of 103

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

-------------------------------------------------------------------------------------------------------------------
                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365
-------------------------------------------------------------------------------------------------------------------
                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701
-------------------------------------------------------------------------------------------------------------------
                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135
-------------------------------------------------------------------------------------------------------------------
                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411
-------------------------------------------------------------------------------------------------------------------
                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN  56258
-------------------------------------------------------------------------------------------------------------------
                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691
-------------------------------------------------------------------------------------------------------------------
                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025
-------------------------------------------------------------------------------------------------------------------
                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA  30339
-------------------------------------------------------------------------------------------------------------------
                          Ralph M. Paige, Executive Director                     Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344
-------------------------------------------------------------------------------------------------------------------
                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026
-------------------------------------------------------------------------------------------------------------------
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618
-------------------------------------------------------------------------------------------------------------------
                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                                   85 of 103

-------------------------------------------------------------------------------------------------------------------
                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
                          Nancy C. Thomas                                        Director
                          1733A Westwood Avenue
                          Alliance, OH  44601
-------------------------------------------------------------------------------------------------------------------
                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Charles A. Bryan                         Senior Vice President - Chief Actuary
                          One Nationwide Plaza                             Property and Casualty
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          David A. Diamond                           Senior Vice President - Corporate
                          One Nationwide Plaza                                  Controller
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Phillip C. Gath                                Senior Vice President -
                          One Nationwide Plaza                                Chief Actuary
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Patricia R. Hatler                            Senior Vice President and
                          One Nationwide Plaza                                General Counsel
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          David K. Hollingsworth                     Senior Vice President - Marketing
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          David R. Jahn                                   Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Donna A. James                                 Senior Vice President -
                          One Nationwide Plaza                         Chief Human Resources Officer
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215



                                   86 of 103

-------------------------------------------------------------------------------------------------------------------
                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Douglas C. Robinette                        Senior Vice President- Finance
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          James A. Taylor                                Senior Vice President -
                          One Nationwide Plaza                        Property and Casualty Insurance
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Mark R. Thresher                           Senior Vice President - Finance
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                Shared Services
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Susan A. Wolken                                Senior Vice President -
                          One Nationwide Plaza                       Product Management and Marketing
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Bruce C. Barnes                               Vice President - Technology
                          One Nationwide Plaza                             Strategy and Planning
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Dennis W. Click                               Vice President - Secretary
                          One Nationwide Plaza
                          Columbus,  OH 43215
-------------------------------------------------------------------------------------------------------------------
                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                           Investment Life Actuarial
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          R. Dennis Noice                                Vice President - Systems
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Joseph P. Rath                                 Vice President - Product
                          One Nationwide Plaza                             and Market Compliance
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                * Subsidiaries for which separate financial statements are filed
                ** Subsidiaries included in the respective consolidated financial statements
                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries





                                   87 of 103

                            COMPANY                     STATE/COUNTRY OF       NO. VOTING           PRINCIPAL BUSINESS
                                                          ORGANIZATION         SECURITIES
                                                                              (SEE ATTACHED
                                                                              CHART UNLESS
                                                                                OTHERWISE
                                                                               INDICATED)
             The 401K Companies, Inc.                Texas                                    Holding Company

             The 401(K) Company                      Texas                                    Third-party administrator for
                                                                                              401(k) plans
             401K Investment Advisors, Inc.          Texas                                    Investment Advisor registered
                                                                                              with the SEC
             401K Investments Services, Inc.         Texas                                    NASD registered Broker-Dealer
             Affiliate Agency, Inc.                  Delaware                                 Life Insurance Agency
             Affiliate Agency of Ohio, Inc.          Ohio                                     Life Insurance Agency
             AID Finance Services, Inc.              Iowa                                     Holding Company
             ALLIED General Agency Company           Iowa                                     Managing General Agent and
                                                                                              Surplus Lines Broker (P&C)
             ALLIED Group, Inc.                      Iowa                                     Holding Company
             ALLIED Group Insurance Marketing        Iowa                                     Direct Marketer (P&C)
             Company
             ALLIED Group Merchant Banking           Iowa                                     Broker-Dealer
             Corporation
             ALLIED Group Mortgage Company           Iowa                                     Mortgage Lender
             ALLIED Life Brokerage Agency, Inc.      Iowa                                     Insurance Broker
             ALLIED Life Financial Corporation       Iowa                                     Holding Company
             ALLIED Life Insurance Company           Iowa                                     Insurance Company
             ALLIED Property and Casualty            Iowa                                     Underwrites General P&C
             Insurance Company                                                                Insurance
             Allnations, Inc.                        Ohio                                     Promotes international
                                                                                              cooperative insurance
                                                                                              organizations
             AMCO Insurance Company                  Iowa                                     Underwrites General P&C
                                                                                              Insurance
             American Marine Underwriters, Inc.      Florida                                  Underwriting Manager
             Auto Direkt Insurance Company           Germany                                  Insurance Company
             CalFarm Insurance Company               California                               Stock Corporation
             Caliber Funding Corporation             Delaware                                 Stock Corporation
             Colonial County Mutual Insurance        Texas                                    Insurance Company
             Company
             Colonial Insurance Company of           Wisconsin                                Insurance Company
             Wisconsin
             Columbus Insurance Brokerage and        Germany                                  Insurance Broker
             Service GmbH
             Cooperative Service Company             Nebraska                                 Insurance Agency
             Depositors Insurance Company            Iowa                                     Underwrites P&C insurance



                                   88 of 103

                            COMPANY                     STATE/COUNTRY OF       NO. VOTING           PRINCIPAL BUSINESS
                                                          ORGANIZATION         SECURITIES
                                                                              (SEE ATTACHED
                                                                              CHART UNLESS
                                                                                OTHERWISE
                                                                               INDICATED)
             *Employers Life Insurance Company of    Wisconsin                                Life Insurance Company
             Wausau
             Excaliber Funding Corporation           Delaware                                 Limited purpose corporation
             F&B, Inc.                               Iowa                                     Insurance Agency
             Farmland Mutual Insurance Company       Iowa                                     Mutual Insurance Company
             Financial Horizons Distributors         Alabama                                  Insurance Agency
             Agency of Alabama, Inc.
             Financial Horizons Distributors         Ohio                                     Insurance Agency
             Agency of Ohio, Inc.
             Financial Horizons Distributors         Oklahoma                                 Insurance Agency
             Agency of Oklahoma, Inc.
             Financial Horizons Distributors         Texas                                    Insurance Agency
             Agency of Texas, Inc.
             *Financial Horizons Investment Trust    Massachusetts                            Investment Company
             Financial Horizons Securities           Oklahoma                                 Broker-Dealer
             Corporation
             GatesMcDonald Health Plus, Inc.         Ohio                                     Managed Care Organization
             Gates, McDonald & Company               Ohio                                     Cost Control
             Gates, McDonald & Company of Nevada     Nevada                                   Self-insurance administration,
                                                                                              claims examinations and data
                                                                                              processing services
             Gates, McDonald & Company of New        New York                                 Workers' compensation claims
             York, Inc.                                                                       administration
             MedPro Solutions, Inc.                  Massachusetts                            Third-party administration
                                                                                              services for workers'
                                                                                              compensation, automobile
                                                                                              injury and disability claims
             Insurance Intermediaries, Inc.          Ohio                                     Insurance Broker and Insurance
                                                                                              Agency
             Irvin L. Schwartz and Associates, Inc.  Ohio                                     Insurance Agency
             Landmark Financial Services of New      New York                                 Life Insurance Agency
             York, Inc.
             Leben Direkt Insurance Company          Germany                                  Life Insurance Company
             Lone Star General Agency, Inc.          Texas                                    Insurance Agency
             Midwest Printing Services, Inc.         Iowa                                     General Printing Services
             Morley & Associates                     Oregon                                   Insurance Broker
             Morley Capital Management, Inc.         Oregon                                   Investment Adviser and stable
                                                                                              value money management



                                   89 of 103

                            COMPANY                     STATE/COUNTRY OF       NO. VOTING           PRINCIPAL BUSINESS
                                                          ORGANIZATION         SECURITIES
                                                                              (SEE ATTACHED
                                                                              CHART UNLESS
                                                                                OTHERWISE
                                                                               INDICATED)
             Morley Financial Services, Inc.         Oregon                                   Holding Company
             Morley Research Associates, Ltd.        Delaware                                 Credit research consulting
             **MRM Investments, Inc.                 Ohio                                     Owns and operates a
                                                                                              recreational ski facility
             **National Casualty Company             Wisconsin                                Insurance Company
             National Casualty Company of America,   Great Britain                            Insurance Company
             Ltd.
             National Deferred Compensation, Inc.    Ohio                                     Administers deferred
                                                                                              compensation plans for public
                                                                                              employees
             **National Premium and Benefit          Delaware                                 Insurance Administrative
             Administration Company                                                           Services
             Nationwide Advisory Services, Inc.      Ohio                                     Investment Management and
                                                                                              Administrative Services
             **Nationwide Agency, Inc.               Ohio                                     Insurance Agency
             Nationwide Agribusiness Insurance       Iowa                                     Insurance Company
             Company
             Nationwide Asset Allocation Trust       Massachusetts                            Investment Company
             Nationwide Cash Management Company      Ohio                                     Investment Securities Agent
             Nationwide Community Urban              Ohio                                     Special purpose real estate
             Redevelopment Corporation                                                        corporation
             Nationwide Corporation                  Ohio                                     Holding Company
             Nationwide Financial Institution        Delaware                                 Insurance Agency
             Distributors Agency, Inc.
             Nationwide Financial Services           Bermuda                                  Life Insurance Company
             (Bermuda) Ltd.
             Nationwide Financial Services Capital   Delaware                                 Statutory Business Trust
             Trust
             Nationwide Financial Services Capital   Delaware                                 Statutory Business Trust
             Trust II
             Nationwide Financial Services, Inc.     Delaware                                 Holding Company
             Nationwide General Insurance Company    Ohio                                     Insurance Company
             Nationwide Global Holdings, Inc.        Ohio                                     Holding Company for
                                                                                              International Operations
             Nationwide Health Plans, Inc.           Ohio                                     Health Maintenance Organization
             *Nationwide Indemnity Company           Ohio                                     Reinsurance Company
             Nationwide Insurance Company of         California                               Underwriter
             America



                                   90 of 103

                            COMPANY                     STATE/COUNTRY OF       NO. VOTING           PRINCIPAL BUSINESS
                                                          ORGANIZATION         SECURITIES
                                                                              (SEE ATTACHED
                                                                              CHART UNLESS
                                                                                OTHERWISE
                                                                               INDICATED)
             Nationwide Insurance Company of         Ohio                                     Insurance Company
             Florida
             Nationwide Insurance Enterprise         Ohio                                     Membership Non-Profit
             Foundation                                                                       Corporation
             Nationwide Services Company, LCC        Ohio                                     Shared services functions
             Nationwide Insurance Golf Charities,    Ohio                                     Membership Non-Profit
             Inc.                                                                             Corporation
             Nationwide International Underwriters   California                               Underwriting Manager
             Nationwide Investing Foundation         Michigan                                 Provide investors with
                                                                                              continuous source of investment
             *Nationwide Investing Foundation II     Massachusetts                            Common Law Trust
             Nationwide Investment Services          Oklahoma                                 Registered Broker-Dealer in
             Corporation                                                                      deferred compensation market
             Nationwide Investors Services, Inc.     Ohio                                     Stock Transfer Agent
             **Nationwide Life and Annuity           Ohio                                     Life Insurance Company
             Insurance Company
             **Nationwide Life Insurance Company     Ohio                                     Life Insurance Company
             Nationwide Lloyds                       Texas                                    Property Insurance
             Nationwide Management Systems, Inc.     Ohio                                     Preferred provider
                                                                                              organization, products and
                                                                                              related services
             Nationwide Mutual Fire Insurance        Ohio                                     Mutual Insurance Company
             Company
             Nationwide Mutual Funds                 Ohio                                     Investment Company
             Nationwide Mutual Insurance Company     Ohio                                     Mutual Insurance Company
             Nationwide Properties, Ltd.             Ohio                                     Develop, own and operate real
                                                                                              estate and real estate
                                                                                              investments
             Nationwide Property and Casualty        Ohio                                     Insurance Company
             Insurance Company
             Nationwide Realty Investors, Inc.       Ohio                                     Develop, own and operate real
                                                                                              estate and real estate
                                                                                              investments
             Nationwide Retirement Solutions, Inc.   Delaware                                 Market and administer deferred
                                                                                              compensation plans for public
                                                                                              employees
             Nationwide Retirement Solutions, Inc.   Alabama                                  Market and administer deferred
             of Alabama                                                                       compensation plans for public
                                                                                              employees



                                   91 of 103

                            COMPANY                     STATE/COUNTRY OF       NO. VOTING           PRINCIPAL BUSINESS
                                                          ORGANIZATION         SECURITIES
                                                                              (SEE ATTACHED
                                                                              CHART UNLESS
                                                                                OTHERWISE
                                                                               INDICATED)
             Nationwide Retirement Solutions, Inc.   Arizona                                  Market and administer deferred
             of Arizona                                                                       compensation plans for public
                                                                                              employees
             Nationwide Retirement Solutions, Inc.   Arkansas                                 Market and administer deferred
             of Arkansas                                                                      compensation plans for public
                                                                                              employees
             Nationwide Retirement Solutions, Inc.   Montana                                  Market and administer deferred
             of Montana                                                                       compensation plans for public
                                                                                              employees
             Nationwide Retirement Solutions, Inc.   Nevada                                   Market and administer deferred
             of Nevada                                                                        compensation plans for public
                                                                                              employees
             Nationwide Retirement Solutions, Inc.   New Mexico                               Market and administer deferred
             of New Mexico                                                                    compensation plans for public
                                                                                              employees
             Nationwide Retirement Solutions, Inc.   Ohio                                     Market variable annuity
             of Ohio                                                                          contracts to members of the
                                                                                              National Education Association
                                                                                              in the state of Ohio
             Nationwide Retirement Solutions, Inc.   Oklahoma                                 Market variable annuity
             of Oklahoma                                                                      contracts to members of the
                                                                                              National Education Association
                                                                                              in the state of Oklahoma
             Nationwide Retirement Solutions, Inc.   South Dakota                             Market and administer deferred
             of South Dakota                                                                  compensation plans for public
                                                                                              employees
             Nationwide Retirement Solutions, Inc.   Texas                                    Market and administer deferred
             of Texas                                                                         compensation plans for public
                                                                                              employees
             Nationwide Retirement Solutions, Inc.   Wyoming                                  Market variable annuity
             of Wyoming                                                                       contracts to members of the
                                                                                              National Education Association
                                                                                              in the state of Wyoming
             Nationwide Retirement Solutions         Massachusetts                            Market and administer deferred
             Insurance Agency Inc.                                                            compensation plans for public
                                                                                              employees
             *Nationwide Separate Account Trust      Massachusetts                            Investment Company
             Nationwide Trust Company, FSB           United States of                         Federal Savings Bank
                                                     America
             Neckura Holding Company                 Germany                                  Administrative services for
                                                                                              Neckura Insurance Group
             Neckura Insurance Company               Germany                                  Insurance Company



                                   92 of 103

                            COMPANY                     STATE/COUNTRY OF       NO. VOTING           PRINCIPAL BUSINESS
                                                          ORGANIZATION         SECURITIES
                                                                              (SEE ATTACHED
                                                                              CHART UNLESS
                                                                                OTHERWISE
                                                                               INDICATED)
             Neckura Life Insurance Company          Germany                                  Life Insurance Company
             Nevada Independent                      Nevada                                   Workers' compensation
             Companies-Construction                                                           administrative services
             Nevada Independent Companies-Health     Nevada                                   Workers' compensation
             and Nonprofit                                                                    administrative services
             Nevada Independent Companies-           Nevada                                   Workers' compensation
             Hospitality and Entertainment                                                    administrative services
             Nevada Independent Companies-           Nevada                                   Workers' compensation
             Manufacturing                                                                    administrative services
             NFS Distributors, Inc.                  Delaware                                 Holding Company
             NWE, Inc.                               Ohio                                     Special Investments
             PanEuroLife                             Luxembourg                               Life Insurance
             Pension Associates, Inc.                Wisconsin                                Pension plan administration
             Portland Investment Services, Inc.      Oregon                                   NASD Registered Broker-Dealer
             Premier Agency, Inc.                    Iowa                                     Insurance Agency
             Riverview Agency, Inc.                  Texas                                    Stock Corporation
             Scottsdale Indemnity Company            Ohio                                     Insurance Company
             Scottsdale Insurance Company            Ohio                                     Insurance Company
             Scottsdale Surplus Lines Insurance      Arizona                                  Excess and Surplus Lines
             Company                                                                          Insurance Company
             SVM Sales GmbH, Neckura Insurance       Germany                                  Sales support for Neckura
             Group                                                                            Insurance Group
             Union Bond and Trust Company            Oregon                                   Oregon state bank with trust
                                                                                              powers
             Villanova Capital, Inc.                 Delaware                                 Holding Company
             Villanova Mutual Fund Capital Trust     Delaware                                 Business Trust
             Villanova SA Capital Trust              Delaware                                 Business Trust
             **Wausau Preferred Health Insurance     Wisconsin                                Insurance and Reinsurance
             Company                                                                          Company
             Western Heritage Insurance Company      Arizona                                  Excess and Surplus Lines
                                                                                              Insurance Company




                                   93 of 103

                                                                            NO. VOTING
                                                                            SECURITIES
                                                       STATE           (SEE ATTACHED CHART)
                                                        OF                   UNLESS
                        COMPANY                     ORGANIZATION        OTHERWISE INDICATED              PRINCIPAL BUSINESS
     *  MFS Variable Account                           Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
      *  NACo Variable Account                          Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
      *  Nationwide DC Variable Account                 Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
         Nationwide DCVA II                             Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
      *  Separate Account No. 1                         Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
      *  Nationwide Multi-Flex Variable Account         Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
      *  Nationwide VA Separate Account-A               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account
      *  Nationwide VA Separate Account-B               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account
      *  Nationwide VA Separate Account-C               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account
         Nationwide VA Separate Account-Q               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account
      *  Nationwide Variable Account                    Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
      *  Nationwide Variable Account-II                 Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
      *  Nationwide Variable Account-3                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
      *  Nationwide Variable Account-4                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
      *  Nationwide Variable Account-5                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
         Nationwide Fidelity Advisor Variable           Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
         Account                                                      Account
      *  Nationwide Variable Account-6                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
         Nationwide Variable Account-8                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
      *  Nationwide Variable Account-9                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
         Nationwide Variable Account -10                Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account



                                   94 of 103

                                                                            NO. VOTING
                                                                            SECURITIES
                                                       STATE           (SEE ATTACHED CHART)
                                                        OF                   UNLESS
                        COMPANY                     ORGANIZATION        OTHERWISE INDICATED              PRINCIPAL BUSINESS
      *  Nationwide VL Separate Account-A               Ohio          Nationwide Life and Annuity    Issuer of Life Insurance
                                                                      Separate Account               Policies
         Nationwide VL SeparateAccount-B                Ohio          Nationwide Life and Annuity    Issuer of Life Insurance
                                                                      Separate Account               Policies
         Nationwide VL SeparateAccount-C                Ohio          Nationwide Life and Annuity    Issuer of Life Insurance
                                                                      Separate Account               Policies
      *  Nationwide VLI Separate Account                Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                      Account                        Policies
      *  Nationwide VLI Separate Account-2              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                      Account                        Policies
      *  Nationwide VLI Separate Account-3              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                      Account                        Policies
      *  Nationwide VLI Separate Account-4              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                      Account                        Policies
         Nationwide VLI Separate Account-5              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                      Account                        Policies




                                   95 of 103

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              N/A.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5 and Nationwide Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Separate Account Trust, Nationwide Asset Allocation Trust and Nationwide Mutual Funds which are open-end management investment companies.



                                   98 of 103

         (b)           NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS

---------------------------------------------------------------------------------------------------------
                  NAME AND                                             POSITIONS AND OFFICES
              BUSINESS ADDRESS                                            WITH UNDERWRITER
---------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Dimon R. McFerson                                                           Chairman and
One Nationwide Plaza                                            Chief Executive Officer and Director
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Robert A. Oakley                                             Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
 Paul J. Hondros                                                              Director
 One Nationwide Plaza
 Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                               Director
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                                     Executive Vice President - Chief Investment
One Nationwide Plaza                                                    Officer and Director
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
Edwin P. Mc Causland, Jr.                                        Senior Vice President-Fixed Income
One Nationwide Plaza                                                         Securities
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
Charles S. Bath                                                     Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Dennis W. Click                                                     Vice President and Secretary
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
William G. Goslee                                                          Vice President
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
James F. Laird, Jr.                                                  Vice President and General
One Nationwide Plaza                                                          Manager
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Joseph P. Rath                                                 Vice President - Office of Product and
One Nationwide Plaza                                                     Market Compliance
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
Alan A. Todryk                                                       Vice President - Taxation
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Christopher A. Cray                                                          Treasurer
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
Elizabeth A. Davin                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
David E. Simaitis                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
Patricia J. Smith                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------


                                   99 of 103

               (c)NAME OF        NET UNDERWRITING        COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR         BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION        COMMISSIONS         COMPENSATION
                 Nationwide              N/A                   N/A                  N/A                N/A
                  Advisory
                  Services,
                    Inc.

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.








                                   100 of 103

                                   Offered by
                        Nationwide Life Insurance Company








                        NATIONWIDE LIFE INSURANCE COMPANY






                         NATIONWIDE VARIABLE ACCOUNT - 8

                       DEFERRED VARIABLE ANNUITY CONTRACT






                                   PROSPECTUS





                                 October 1, 1999



                                   101 of 103

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company:




We consent to the use of our report included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                        KPMG LLP


Columbus, Ohio

August 3, 1999





                                   102 of 103

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-8, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 4th day of October, 1999.


                                           NATIONWIDE VARIABLE ACCOUNT-8
                                   ---------------------------------------------
                                                    (Registrant)
                                         NATIONWIDE LIFE INSURANCE COMPANY
                                   ---------------------------------------------
                                                     (Depositor)

                                                 By/s/JOSEPH P. RATH
                                   ---------------------------------------------
                                                    Joseph P. Rath
                                   Vice President- Product and Market Compliance


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 4th day of October, 1999.


              SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                       Director
---------------------------------------
Lewis J. Alphin
A. I. BELL                                            Director
---------------------------------------
A. I. Bell
KENNETH D. DAVIS                                      Director
---------------------------------------
Kenneth D. Davis
KEITH W. ECKEL                                        Director
---------------------------------------
Keith W. Eckel
WILLARD J. ENGEL                                      Director
---------------------------------------
Willard J. Engel
FRED C. FINNEY                                        Director
---------------------------------------
Fred C. Finney
JOSEPH J. GASPER                            President and Chief Operating
---------------------------------------
Joseph J. Gasper                                Officer and Director
DIMON R. MCFERSON                           Chairman and Chief Executive
---------------------------------------
Dimon R. McFerson                               Officer and Director
DAVID O. MILLER                               Chairman of the Board and
---------------------------------------
David O. Miller                                       Director
YVONNE L. MONTGOMERY                                  Director
---------------------------------------
Yvonne L. Montgomery
ROBERT A. OAKLEY                         Executive Vice President and Chief
---------------------------------------
Robert A. Oakley                                  Financial Officer
RALPH M. PAIGE                                        Director
---------------------------------------
Ralph M. Paige
JAMES F. PATTERSON                                    Director
---------------------------------------
James F. Patterson
ARDEN L. SHISLER                                      Director                         By /s/ JOSEPH P. RATH
---------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                          Joseph P. Rath
ROBERT L. STEWART                                     Director                           Attorney-in-Fact
---------------------------------------
Robert L. Stewart
NANCY C. THOMAS                                       Director
---------------------------------------
Nancy C. Thomas


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